Revenues	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenues
Note 20 - Revenues

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Sale of electricity	364,911	238,968	171,614
Sales of Green certificates	3,661	3,840	2,378
Operation of facilities	-	4,634	7,066
Construction services	3,997	419	476
Management and development fees	5,366	7,841	10,638

Total	377,935	255,702	192,172